Schedule of Investments (unaudited)	iShares®Morningstar Mid-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
HEICO Corp.	24,683	$2,906,176
HEICO Corp., Class As	42,931	4,563,995
Teledyne Technologies Inc.(a)	21,541	7,690,352
		15,160,523
Banks — 1.0%
First Republic Bank/CA	101,535	14,721,560

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	5,336	4,892,525

Biotechnology — 6.7%
ACADIA Pharmaceuticals Inc.(a)	67,778	3,256,733
BioMarin Pharmaceutical Inc.(a)(b)	106,008	8,775,342
Exact Sciences Corp.(a)(b)	92,869	12,737,912
Exelixis Inc.(a)	181,192	4,024,274
Incyte Corp.(a)	108,703	9,756,094
Ionis Pharmaceuticals Inc.(a)(b)	81,656	4,905,076
Mirati Therapeutics Inc.(a)	26,420	5,424,819
Moderna Inc.(a)	175,619	30,410,186
Neurocrine Biosciences Inc.(a)	54,562	5,988,180
Sarepta Therapeutics Inc.(a)(b)	46,084	4,119,910
Seagen Inc.(a)	73,705	12,107,520
		101,506,046
Building Products — 0.4%
Trex Co. Inc.(a)	67,576	6,201,450

Capital Markets — 2.7%
FactSet Research Systems Inc.	22,188	6,708,320
MarketAxess Holdings Inc.	22,171	11,989,190
Morningstar Inc.	12,512	2,876,384
MSCI Inc.	48,411	19,136,868
		40,710,762
Commercial Services & Supplies — 1.5%
Copart Inc.(a)(b)	121,355	13,318,711
IAA Inc.(a)	78,469	4,483,719
Rollins Inc.	129,224	4,654,648
		22,457,078
Communications Equipment — 0.7%
Arista Networks Inc.(a)	31,813	9,784,406
Ubiquiti Inc.	4,401	1,355,464
		11,139,870
Construction Materials — 0.8%
Vulcan Materials Co.	77,403	11,543,883

Distributors — 0.5%
Pool Corp.	23,457	8,308,000

Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions Inc.(a)	35,377	5,376,243
Chegg Inc.(a)(b)	75,212	7,164,695
Service Corp. International	100,871	5,086,924
		17,627,862
Electrical Equipment — 1.6%
AMETEK Inc.	134,396	15,221,691
Generac Holdings Inc.(a)	36,683	9,039,425
		24,261,116
Electronic Equipment, Instruments & Components — 2.7%
Cognex Corp.	101,992	8,376,603

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)(b)	20,859	$4,660,526
Keysight Technologies Inc.(a)	108,220	15,322,870
Zebra Technologies Corp., Class A(a)	31,138	12,076,251
		40,436,250
Entertainment — 3.2%
Live Nation Entertainment Inc.(a)	83,517	5,549,705
Roku Inc.(a)	63,646	24,760,203
Take-Two Interactive Software Inc.(a)	67,169	13,464,026
Zynga Inc., Class A(a)	586,065	5,807,904
		49,581,838
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Homes 4 Rent, Class A	156,737	4,738,159
CyrusOne Inc.	70,328	5,130,428
		9,868,587
Food Products — 0.7%
Beyond Meat Inc.(a)	28,907	5,147,759
Darling Ingredients Inc.(a)	94,602	5,866,270
		11,014,029
Health Care Equipment & Supplies — 9.3%
ABIOMED Inc.(a)	26,392	9,191,014
Cooper Companies Inc. (The)	28,639	10,425,742
DexCom Inc.(a)(b)	56,078	21,020,838
Hologic Inc.(a)	150,050	11,963,487
Insulet Corp.(a)	38,503	10,287,232
Masimo Corp.(a)(b)	29,580	7,570,114
Novocure Ltd.(a)	49,343	7,942,249
Penumbra Inc.(a)	19,721	5,148,956
Quidel Corp.(a)	22,351	5,609,430
ResMed Inc.	84,627	17,058,264
STERIS PLC	49,829	9,323,504
Tandem Diabetes Care Inc.(a)	36,302	3,363,380
Teleflex Inc.	27,195	10,269,648
West Pharmaceutical Services Inc.	43,174	12,930,181
		142,104,039
Health Care Providers & Services — 1.4%
Amedisys Inc.(a)	19,144	5,500,263
Chemed Corp.	9,317	4,825,274
Guardant Health Inc.(a)	49,624	7,716,532
LHC Group Inc.(a)	18,432	3,672,023
		21,714,092
Health Care Technology — 2.2%
Cerner Corp.	179,056	14,344,176
Teladoc Health Inc.(a)	71,956	18,984,152
		33,328,328
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza Inc.	23,010	8,531,188
DraftKings Inc., Class A(a)	185,283	10,025,663
Vail Resorts Inc.(b)	23,472	6,242,613
		24,799,464
Household Products — 0.8%
Church & Dwight Co. Inc.	145,083	12,249,358

Insurance — 0.9%
Alleghany Corp.	8,345	4,730,363
Brown & Brown Inc.	137,740	5,935,217
Erie Indemnity Co., Class A, NVS	14,567	3,541,238
		14,206,818

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Interactive Media & Services — 2.7%
Match Group Inc.(a)(b)	151,839	$21,236,202
Pinterest Inc., Class A(a)	298,325	20,438,246
		41,674,448
Internet & Direct Marketing Retail — 1.2%
Etsy Inc.(a)	73,635	14,659,992
Grubhub Inc.(a)	54,145	4,075,494
		18,735,486
IT Services — 7.9%
Akamai Technologies Inc.(a)	95,065	10,555,067
Black Knight Inc.(a)	91,696	7,490,646
Booz Allen Hamilton Holding Corp.	80,532	6,858,910
Broadridge Financial Solutions Inc.	67,516	9,540,686
EPAM Systems Inc.(a)	32,702	11,263,550
FleetCor Technologies Inc.(a)	48,706	11,823,382
Gartner Inc.(a)	52,144	7,921,195
GoDaddy Inc., Class A(a)	98,059	7,705,476
Jack Henry & Associates Inc.	44,564	6,452,422
MongoDB Inc.(a)(b)	29,568	10,928,629
Okta Inc.(a)	70,790	18,335,318
VeriSign Inc.(a)	58,635	11,379,294
		120,254,575
Life Sciences Tools & Services — 6.0%
10X Genomics Inc., Class A(a)	39,774	6,807,320
Agilent Technologies Inc.	178,692	21,473,418
Avantor Inc.(a)	300,637	8,865,785
Bio-Rad Laboratories Inc., Class A(a)	12,570	7,212,289
Bio-Techne Corp.	22,547	7,325,746
Bruker Corp.	59,921	3,468,827
Charles River Laboratories International Inc.(a)	29,051	7,525,661
Mettler-Toledo International Inc.(a)	13,896	16,231,917
PPD Inc.(a)	63,236	2,033,670
PRA Health Sciences Inc.(a)	37,468	4,617,556
Repligen Corp.(a)	29,393	5,878,600
		91,440,789
Machinery — 2.4%
Graco Inc.	97,883	6,748,054
IDEX Corp.	44,219	8,233,136
Nordson Corp.	31,526	5,642,839
Toro Co. (The)	62,685	5,908,061
Xylem Inc./NY	105,270	10,168,029
		36,700,119
Media — 0.7%
Cable One Inc.	3,167	6,334,000
Sirius XM Holdings Inc.	694,138	4,345,304
		10,679,304
Metals & Mining — 0.3%
Royal Gold Inc.	38,305	4,094,038

Oil, Gas & Consumable Fuels — 0.8%
Cabot Oil & Gas Corp.	232,769	4,266,656
Cheniere Energy Inc.(a)	134,100	8,492,553
		12,759,209
Pharmaceuticals — 1.3%
Catalent Inc.(a)	96,185	11,066,084
Horizon Therapeutics PLC(a)	128,894	9,342,237
		20,408,321
Professional Services — 3.3%
Clarivate PLC(a)(b)	152,197	4,404,581

Security	Shares	Value
Professional Services (continued)
IHS Markit Ltd.	217,649	$18,952,875
TransUnion	111,149	9,674,409
Verisk Analytics Inc.	94,960	17,425,160
		50,457,025
Road & Rail — 0.9%
AMERCO	5,254	2,429,660
Old Dominion Freight Line Inc.	56,195	10,901,830
		13,331,490
Semiconductors & Semiconductor Equipment — 6.2%
Enphase Energy Inc.(a)	73,771	13,452,142
Entegris Inc.	78,859	7,758,937
Inphi Corp.(a)	30,425	5,129,959
Marvell Technology Group Ltd.	391,301	20,136,349
Maxim Integrated Products Inc.	156,000	13,682,760
Monolithic Power Systems Inc.	24,761	8,797,336
SolarEdge Technologies Inc.(a)	29,905	8,622,509
Teradyne Inc.	96,987	11,006,085
Universal Display Corp.	25,039	5,779,502
		94,365,579
Software — 21.5%
Alteryx Inc., Class A(a)(b)	31,554	3,977,382
Anaplan Inc.(a)	82,868	5,527,296
ANSYS Inc.(a)	50,154	17,773,073
Aspen Technology Inc.(a)	39,546	5,295,209
Avalara Inc.(a)	49,397	7,409,550
Bill.Com Holdings Inc.(a)	34,435	4,196,938
Cadence Design Systems Inc.(a)	162,893	21,239,618
Ceridian HCM Holding Inc.(a)(b)	75,962	7,057,629
Cloudflare Inc., Class A(a)	102,441	7,853,127
Coupa Software Inc.(a)(b)	40,207	12,458,943
Crowdstrike Holdings Inc., Class A(a)	109,949	23,726,994
Datadog Inc., Class A(a)	112,976	11,608,284
Dynatrace Inc.(a)	107,098	4,445,638
Elastic NV(a)	35,470	5,390,021
Fair Isaac Corp.(a)	16,993	7,648,719
Five9 Inc.(a)(b)	38,507	6,401,789
Fortinet Inc.(a)	78,683	11,389,364
Guidewire Software Inc.(a)	48,933	5,614,572
HubSpot Inc.(a)	25,191	9,376,090
nCino Inc.(a)	8,498	609,307
Palo Alto Networks Inc.(a)	55,602	19,502,401
Paycom Software Inc.(a)	28,608	10,863,602
Paylocity Holding Corp.(a)	21,861	4,098,063
Pegasystems Inc.	23,099	2,943,968
PTC Inc.(a)	61,319	8,149,908
RingCentral Inc., Class A(a)	46,326	17,275,892
Slack Technologies Inc., Class A(a)	286,458	12,079,934
Smartsheet Inc., Class A(a)	66,212	4,617,625
Splunk Inc.(a)	93,665	15,457,535
Trade Desk Inc. (The), Class A(a)	24,498	18,765,223
Tyler Technologies Inc.(a)	23,549	9,956,282
VMware Inc., Class A(a)(b)	47,635	6,566,485
Zendesk Inc.(a)(b)	68,140	9,828,514
Zscaler Inc.(a)	43,096	8,606,271
		327,711,246
Specialty Retail — 1.3%
Carvana Co.(a)	32,971	8,611,695
Five Below Inc.(a)	32,624	5,733,016

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	60,713	$5,589,846
		19,934,557
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	16,396	4,787,304

Trading Companies & Distributors — 1.3%
Fastenal Co.	335,273	15,285,096
Watsco Inc.	19,149	4,566,845
		19,851,941
Total Common Stocks — 99.9%
(Cost: $1,263,708,425)		1,525,018,909

Short-Term Investments
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	45,938,608	45,966,171
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,720,000	1,720,000
		47,686,171
Total Short-Term Investments — 3.1%
(Cost: $47,667,377)	.	47,686,171
Total Investments in Securities — 103.0%
(Cost: $1,311,375,802)	.	1,572,705,080
Other Assets, Less Liabilities — (3.0)%		(46,153,207)
Net Assets — 100.0%	.	$1,526,551,873

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$50,439,366	$—		$(4,440,434	)(a)	$(751)	$(32,010)	$45,966,171	45,938,608	$165,024	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,720,000	(a)	—		—	—	1,720,000	1,720,000	604		—
						$(751)	$(32,010)	$47,686,171		$165,628		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	03/19/21	$517	$35,112

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
XAK Technology	7	03/19/21	$908	$17,340
				$52,452

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,525,018,909	$—	$—	$1,525,018,909
Money Market Funds	47,686,171	—	—	47,686,171
	$1,572,705,080	$—	$—	$1,572,705,080
Derivative financial instruments(a)
Assets
Futures Contracts	$52,452	$—	$—	$52,452

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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